PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Mar. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

10. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	March 31,	March 31,
	2020	2021
	RMB	RMB

Cost
Leasehold improvement	159,780	167,073
Computer equipment	149,134	61,758
Software	26,032	26,018
Furniture	19,143	3,650
Vehicle and motor	3,761	2,254
Construction in progress	3,553	-
Total property, equipment and software	361,403	260,753

Less: accumulated depreciation and amortization
Leasehold improvement	(145,134)	(159,103)
Computer equipment	(109,323)	(56,961)
Software	(9,077)	(11,561)
Furniture	(8,823)	(2,738)
Vehicle and motor	(1,488)	(1,084)
Total accumulated depreciation and amortization	(273,845)	(231,447)

Net book value	87,558	29,306

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expenses amounted to approximately RMB88.8 million and RMB88.9 million, RMB21.3 million and RMB46.4 million for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021, respectively.